Commitments (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Contractual Obligations
As of December 31, 2023, Cemex had the following contractual obligations:

		2023

Obligations		Less than 1 year	1-3 years	3-5 years	More than 5 years	Total

Long-term debt	$	25	1,614	1,734	2,902	6,275
Leases 1		340	493	282	509	1,624

Total debt and other financial obligations 2		365	2,107	2,016	3,411	7,899
Interest payments on debt 3		369	595	464	393	1,821
Pension plans and other benefits 4		173	300	296	734	1,503
Acquisition of property, plant and equipment 5		286	155	–	–	441
Purchases of services, raw materials, fuel and energy 6		674	1,043	643	611	2,971

Total contractual obligations	$	1,867	4,200	3,419	5,149	14,635

1
Represent nominal cash flows. As of December 31, 2023, the NPV of future payments under the Company’s lease contracts was $1,258, of which, $325 refers to payments from 1 to
3
years and $185 refers to payments from 3 to 5 years.

2
The schedule of debt payments, which includes current maturities, does not consider the effect of any refinancing of debt that may occur during the following years. In the past, Cemex has replaced its long-term obligations for others of a similar nature.

3	Estimated cash flows on floating rate denominated debt were determined using the floating interest rates in effect as of December 31, 2023.

4	Represents estimated annual payments under these benefits for the next ten years (note 19), including the estimate of new retirees during such future years.

5	Refers mainly to the expansion of a cement production line in the Philippines.

6
Future payments for the purchase of raw materials are presented based on contractual nominal cash flows. Future nominal payments for energy were estimated for all contractual commitments based on an aggregate average expected consumption per year using the future prices of energy established in the contracts for each period. Future payments also include Cemex’s commitments for the purchase of fuel. In addition, includes a contractual commitment with Neoris over a
5-year
contract from 2023 until 2027 for the acquisition by Cemex of digitalization services and solutions for an annual amount of $55. Moreover, it includes the Company’s commitments with six vendors for back-office services for an average annual amount of $60.